May 1, 2025

Big Edge

Group Strategic Edge

The Big Edge Choice (for New York)

The Big Edge Plus®

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus pertains to the Big Edge, Group Strategic Edge, Big Edge Choice (for New York), and Big Edge Plus variable annuity contracts (each a “Contract” and collectively the “Contracts”).

The prospectus for the Contracts contains more information about each Contract, including its features, benefits, and risks. You can find the current prospectus and other information about each Contract online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also obtain this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Account Value: The value of all assets held in the Separate Account.

Accumulation Unit: A standard of measurement for each investment option used to determine the value of a Contract and the interest in the investment options prior to the start of annuity payments.

Annuitant: The person whose life is used as the measuring life under the Contract.

Contract: The deferred variable accumulation annuity contracts for which this summary prospectus provides updated information.

Contract Owner (owner, you, your): Usually, the person or entity to whom we issue the Contract.

Contract Value: Prior to the maturity date, the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA. For eligible Contracts with loans, the Contract Value is the sum of all Accumulation Units held in the investment options of the Separate Account and the value held in the GIA plus the value held in the loan security account, less any loan debt.

Customer Service Office: The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

GIA: An investment option under which payment amounts are guaranteed to earn a fixed rate of interest.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

Separate Account: Nassau Life Variable Accumulation Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2024. This does not reflect all of the changes that have occurred since you entered into your Contract.

•

Effective August 16, 2024, the Guggenheim VT Long Short Equity Fund was liquidated. On the liquidation date, in the absence of instructions, Contract Value allocated to the variable investment option investing in the Guggenheim VT Long Short Equity Fund was automatically transferred to the variable investment option investing in an underlying money market fund.

•	Effective April 30, 2025, the Invesco V.I. Capital Appreciation Fund had a name change to the Invesco V.I. Discovery Large Cap Fund.

•	Effective June 2, 2025, the Wanger International Fund will be renamed to the Columbia Variable Portfolio - Acorn International Fund.

•	Effective June 2, 2025, the Wanger Acorn Fund will be renamed to the Columbia Variable Portfolio - Acorn Fund.

Important Information You Should Consider About the Contract

FEES AND EXPENSES				LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you withdraw money from your contract, you may be assessed a surrender charge. The surrender charge, and the length of the surrender charge period, varies among the different contract classes offered in this prospectus. For the Big Edge, Big Edge Plus, and Group Strategic Edge (allocated) contracts, the maximum surrender charge is 6%, and a surrender charge applies during the first six years after a purchase payment was made. For the Group Strategic Edge (unallocated) contract, the maximum surrender charge is 6% and a surrender charge applies during the first ten years after a purchase payment was made. For the Big Edge Choice for New York contract, the maximum surrender charge is 7% and a surrender charge applies during the first seven years after a purchase payment was made.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn under the Big Edge Choice for New York contract ($6000 under the Big Edge, Big Edge Plus, and Group Strategic Edge contracts).

Fee Table; Deductions and Charges—Surrender Charges
Transaction Charges	In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges—Charges for Administrative Services
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table

	Annual Fee	Minimum	Maximum
	1. Base contract (varies by contract class)	1.28%(1)	1.40%(1)
	2. Investment options (Underlying fund fees and expenses)	0.27%(2)	5.19%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%(3)	0.75%(3)

FEES AND EXPENSES		LOCATION IN PROSPECTUS

(1)      Assessed as a percentage of average Account Value.

(2)      As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/24. Underlying fund fees can vary from year to year.

(3)      Assessed as a percentage of the greater of the guaranteed annuitization value and Contract Value.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
$1,446 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $1,554 (for Big Edge Choice for New York)	$4,877 (for Big Edge, Big Edge Plus, Group Strategic Edge (allocated), and Group Strategic Edge (unallocated)) $4,945 (for Big Edge Choice for New York)

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Least expensive combination of contract classes and Underlying funds fees and expenses

●      No optional benefits

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

Assumes:

●      Investment of $100,000

●      5% annual appreciation

●      Most expensive combination of contract classes, optional benefits and Underlying funds fees and expenses

●      No sales charges

●      No additional purchase payments, transfers, or withdrawals

RISKS		LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this contract.	Principal Risks of Investing in the Contract
Not a Short-Term Investment

●          This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●          A purchase payment being withdrawn is subject to a surrender charge, until several years have passed since the purchase payment was made.

●          Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●          The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks of Investing in the Contract; Deductions and Charges—Surrender Charges; Federal Income Taxes
Risks Associated with Investment Options

●          An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●          Each investment option (as well as the GIA) will have its own unique risks, and you should review these investment options before making an investment decision.

Principal Risks of Investing in the Contract; Appendix A: Investment Options Available Under The Contract; GIA
Insurance Company Risks	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Investments	● Nassau Life reserves the right to remove or substitute variable investment options available under the contract. ● We reserve the right to limit transfers if frequent or large transfers occur.	Nassau Life And The Separate Account; Market Timing And Other Disruptive Trading

RESTRICTIONS		LOCATION IN PROSPECTUS
Optional Benefits

●          The benefit provided by the GMIB rider is not available until the later of 7 years after the rider is added to the contract or the contract anniversary following the older annuitant’s 60th birthday.

●          GMIB is irrevocable, once elected.

●          You may not change any Annuitant while the GMIB is in effect.

●          Withdrawals made after the GMIB rider date, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

Guaranteed Minimum Income Benefit Rider (“GMIB”)
TAXES		LOCATION IN PROSPECTUS
Tax Implications

●          You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●          If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●          Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes
CONFLICTS OF INTEREST		LOCATION IN PROSPECTUS
Investment Professional Compensation

To compensate those who have sold a contract, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset- based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services.

The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment. Currently, we do not offer this Contract for new sales.

Sales Of Variable Accumulation Contracts
Exchanges	As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one. You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the contract rather than continue to own your existing contract. Currently, we do not offer this Contract for new sales, and thus would not offer this Contract in connection with such a replacement transaction.	Sales Of Variable Accumulation Contracts

APPENDIX A—Investment Options Available Under The Contract

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Years	10 Years
To maximize total return consistent with the Adviser's determination of reasonable risk.	AB VPS Balanced Hedged Allocation Portfolio (Class B) [3] – AllianceBerstein L.P.	0.95%	8.58%	4.14%	5.18%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio[1],[2](Class 1-2 Shares) – Fred Alger Management, LLC	0.93%	48.13%	17.84%	15.55%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P MidCap 400 IndexPortfolio[3] (Class I) – Calvert Research and Management Ameritas Investment Partners, Inc.	0.33%	13.52%	9.99%	9.31%
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP(Class A)[3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	24.63%	14.22%	12.81%
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP(Class A)[3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.38%	11.15%	7.09%	7.53%
To provide current income.	Federated Hermes Fund for U.S.Government Securities II3 - Federated Investment Management Company Federated Advisory Service Company	0.80%	0.58%	-1.14%	0.45%
To seek high current income.	Federated Hermes High Income BondFund II3 – Federated Investment Management Company Federated Advisory Service Company	0.83%	6.27%	3.19%	4.48%
To provide current income consistent with stability of principal and liquidity.	Federated Hermes Government MoneyFund II3 – Federal Investment Management Company Federated Advisory Service Company	0.66%	4.67%	2.09%	1.36%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class)[3] - Fidelity Management & Research Company LLC	0.66%	33.63%	16.92%	13.50%

A-1

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Years	10 Years
Seeks to provide capital growth.	Fidelity® VIP Growth OpportunitiesPortfolio (Service Class)[3] - Fidelity Management & Research Company LLC	0.67%	38.76%	18.64%	18.10%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class)[3] - Fidelity Management & Research Company LLC	0.66%	30.27%	18.81%	16.51%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade BondPortfolio (Service Class)[3] - Fidelity Management & Research Company LLC	0.48%	1.62%	0.34%	1.83%
Seeks capital appreciation.	Franklin DynaTech VIP Fund (Class 2)[3] - Franklin Advisers, Inc.	0.87%	30.44%	13.64%	12.67%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) – Franklin Advisers, Inc.	0.72%	7.20%	5.29%	5.27%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) – Franklin Mutual Advisors, LLC	0.94%	11.27%	5.75%	5.83%
The Fund’s investment objective is to seek capital growth.	Invesco V.I. American Franchise Fund(Series I Shares) – Invesco Advisers, Inc.	0.85%	34.89%	15.84%	14.16%
The Fund’s investment objectives are both capital appreciation and current income.	Invesco V.I. Equity and Income Fund(Series II Shares) – Invesco Advisers, Inc.	0.82%	11.91%	8.12%	7.09%
The Fund’s investment objective is long-term growth of capital.	Invesco V.I. Core Equity Fund[1,2] (Series I Shares) - Invesco Advisers, Inc.	0.80%	25.60%	12.35%	9.42%
The Fund’s investment objective is to seek capital appreciation.	Invesco V.I. Discovery Large Cap Fund (Series II Shares)[3] - Invesco Advisers, Inc.	1.05%	33.82%	15.76%	12.97%
The Fund’s investment objective is to seek capital appreciation.	Invesco V.I. Global Fund (Series II Shares) - Invesco Advisers, Inc.	1.06%	15.78%	10.21%	8.73%
The Fund’s investment objective is long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund®[1,2] (Series I Shares) - Invesco Advisers, Inc.	0.94%	17.07%	9.12%	7.95%

A-2

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Years	10 Years
The Fund’s investment objective is to seek capital appreciation.	Invesco V.I. Main Street Small CapFund® (Series II Shares)- Invesco Advisers, Inc.	1.11%	12.41%	10.21%	8.73%
Seeks long-term capital appreciation.	Lazard Retirement U.S. Small Cap Equity Select Portfolio (Service Shares) [1,2,3] – Lazard Asset Management LLC	1.12%	11.12%	5.74%	6.73%
The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return	Lord Abbett Bond Debenture Portfolio(Class VC shares) – Lord Abbett	1.14%	6.72%	1.90%	3.73%
The Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and IncomePortfolio (Class VC shares) – Lord Abbett	0.93%	20.60%	10.37%	9.05%
The Fund seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.	Lord Abbett Mid Cap Stock Portfolio(Class VC shares) – Lord Abbett	1.14%	14.90%	9.21%	6.83%
The Portfolio seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETFAsset Allocation Portfolio (Class II) - ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.89%	14.58%	8.63%	8.05%
The Portfolio seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF AssetAllocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.86%	10.17%	5.53%	5.54%
The Portfolio seeks to provide investors with capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.87%	12.67%	7.32%	7.00%
The Portfolio seeks to provide investors with current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) – ALPS Advisors, Inc. Morningstar Investment Management, LLC	0.85%	7.97%	3.81%	4.13%
The Fund seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio (Class S)[3] - Neuberger Berman Investment Advisers LLC	1.11%	23.76%	10.35%	10.25%

A-3

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Years	10 Years
The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)[3] - Neuberger Berman Investment Advisers LLC	1.15%	25.52%	13.68%	11.18%
The Portfolio seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - Pacific Investment Management Company LLC	2.38%	3.97%	6.98%	1.55%
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO VIT Real Return Portfolio(Advisor Class) - Pacific Investment Management Company LLC	1.17%	2.03%	1.83%	2.05%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - Pacific Investment Management Company LLC	0.89%	2.43%	-0.13%	1.43%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund [1,2,3] - Security Investors, LLC, which operates underthe name Guggenheim Investments	5.06%	16.91%	7.26%	1.10%
Seeks long-term capital appreciation.	Templeton Developing Markets VIPFund (Class 2 Shares)[3] - Templeton Asset Management Ltd. Franklin Templeton Investment Management Limited	1.36%	7.67%	0.88%	3.98%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2Shares)[3] - Templeton Investment Counsel, LLC	1.06%	-1.00%	2.60%	2.38%
Seeks long-term capital growth.	Templeton Growth VIP Fund(Class 2 Shares)[3] - Templeton Global Advisors Limited Templeton Asset Management Ltd	1.12%	5.40%	4.60%	4.08%
Capital appreciation and current income.	TVST Touchstone Balanced Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	13.59%	9.57%	8.36%

A-4

Type/Investment Objective	Fund – Investment Adviser Sub-Advisers(s)	Current Expenses	Average Annual Total Returns (as of 12/31/24)
			1 Year	5 Years	10 Years
High Level of current income consistent with preservation of capital. Capital appreciation is secondary.	TVST Touchstone Bond Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	2.19%	0.24%	1.25%
Capital appreciation.	TVST Touchstone Common Stock Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	21.48%	14.91%	12.36%
Growth of Capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	13.70%	10.83%	10.19%
The Series has an investment objective of long-term growth of capital.	Virtus KAR Capital Growth Series A [3] – Virtus Investment Advisers, LLC. Kayne Anderson Rudnick Investment Management, LLC	1.03%	26.20%	12.84%	13.34%
The Series has investment objectives of capital appreciation and current income.	Virtus KAR Equity Income Series A [3] - Virtus Investment Advisers, LLC. Kayne Anderson Rudnick Investment Management, LLC	0.98%	9.63%	7.95%	7.25%
The Series has an investment objective of high total return consistent with reasonable risk.	Virtus SGA International Growth Series A [3] - Virtus Investment Advisers, LLC. Sustainable Growth Advisers, LP	1.14%	-5.59%	3.96%	2.05%
The Series has an investment objective of long-term total return.	Virtus Newfleet Multi-SectorIntermediate Bond Series A [3] - Virtus Investment Advisers, LLC. Newfleet Asset Management, LLC	0.94%	5.91%	2.32%	3.34%
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.	Virtus Duff & Phelps Real EstateSecurities Series A [3] - Virtus Investment Advisers, LLC. Duff & Phelps Investment Management Co.	1.10%	10.92%	5.58%	6.12%
The Series has an investment objective of long-term capital growth.	Virtus KAR Small-Cap Growth Series A [3] - Virtus Investment Advisers, LLC. Kayne Anderson RudnickInvestment Management, LLC	1.14%	9.72%	6.80%	14.30%
The Series has an investment objective of long-term capital appreciation.	Virtus KAR Small-Cap Value Series A [3] - Virtus Investment Advisers, LLC. Kayne Anderson RudnickInvestment Management, LLC	1.10%	9.98%	9.04%	9.26%
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares) [3] - Virtus Investment Advisers, LLC. Kayne Anderson Ruddick Investment Management, LLC and NewFleet Asset Management, LLC (fixed)	0.98%	13.80%	6.83%	6.48%
Seeks long-term capital appreciation.	Wanger International Fund [3,4] - Columbia Wanger Asset Management, LLC	1.14%	-8.25%	-0.72%	3.07%
Seeks long-term capital appreciation.	Wanger Acorn Fund[3,5] - Columbia Wanger Asset Management, LLC	0.95%	14.18%	4.58%	8.12%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 The fund name will be changed to “Columbia Variable Portfolio - Acorn International Fund” effective June 2, 2025.

5 The fund name will be changed to “Columbia Variable Portfolio - Acorn Fund” effective June 2, 2025.

A-5

The Statutory Prospectus and Statement of Additional Information, each dated May 1, 2025, are incorporated by reference into this Updating Summary Prospectus. For a free copy of the Prospectus or Statement of Additional Information, or for general inquiries, contact our Customer Service Office. You may also go to our website at https://nassau.onlineprospectus.net/Nassau/Products/index.html.

EDGAR Contract Identifier Number: C000020620